Shareholder Report, Holdings (Details) - C000058323 [Member]	Apr. 30, 2026
Bharat Electronics Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
State Bank of India [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Canara Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Titan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[1]
Bajaj Auto Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[1]
Hindalco Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[1]
Oberoi Realty Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[1]
NMDC Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[1]
Polycab India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[1]
Torrent Power Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)

[1]	Excluding money market fund holdings, if any.